Fair Value of Financial Instruments and Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value of Financial Instruments and Fair Value Measurements (Details) [Line Items]
Net realized gain		$ 6,660,483
Equity investments cost		0	$ 200
Common stock grant date fair value	$ 85,733
Common stock grant date fair value per share (in Dollars per share)	$ 1.1
DatChat, Inc. [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) [Line Items]
Net realized gain		6,657,120
Basic investment cost		200
Commission on sales		578,880
Aikido Pharma, Inc. [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) [Line Items]
Net realized gain		$ 3,363
Home Bistro, Inc. [Member]
Fair Value of Financial Instruments and Fair Value Measurements (Details) [Line Items]
Company received shares (in Shares)	77,939